Consolidated Statements of Operations and Comprehensive Loss - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating expenses
Research and development	€ 1,454,736	€ 2,040,390
General and administrative	1,928,357	2,477,978
Total operating expenses	3,383,093	4,518,368
Loss from operations	(3,383,093)	(4,518,368)
Other income (expense)
Other income	8,781	180,781
Finance income	150,600	145,290
Net exchange rate gain (loss)	(602,873)	153,791
Total other income (expense), net	(443,492)	479,862
Loss before income taxes	(3,826,585)	(4,038,506)
Income tax benefit (expense)
Net loss	€ (3,826,585)	€ (4,038,506)
Net loss per share - basic	€ (0.20)	€ (0.22)
Weighted average number of shares outstanding - basic	18,767,859	18,256,622
Weighted average number of shares outstanding - diluted	18,767,859	18,256,622
Other comprehensive income/(loss)
Total change of marketable debt securities	€ (26,065)	€ (64,288)
Change in foreign currency translation	69,663	(16,081)
Total other comprehensive income/(loss)	43,598	(80,369)
Comprehensive loss	€ (3,782,987)	€ (4,118,875)